Net Defined Benefit Liabilities_Details Of Post-Employment Benefits Recognized In Profit Or Loss(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details Of Postemployment Benefits Recognized In Profit Or Loss Abstract [Abstract]
Current service cost		₩ 232,147	₩ 226,788	₩ 208,470
Past service cost		3,269	2,276	7,912
Net interest expenses of net defined benefit liabilities		4,743	5,545	3,833
Gains on settlement		(1,912)	0	(1,000)
Post-employment benefits	[1]	238,247	234,609	₩ 219,215
Postemployment Benefit Expense Defined Benefit Plans Recognized As Other Operating Expense		2,840	2,575
Postemployment Benefit Expense Defined Benefit Plans Recognized As Prepayments		₩ 176	₩ 121

[1]	Includes post-employment benefits amounting to KRW 2,575 million recognized as other operating expense and KRW 121 million recognized as prepayment for the year ended December 31, 2019 and post-employment benefits amounting to KRW 2,840 million recognized as other operating expense and KRW 176 million recognized as prepayment for the year ended December 31, 2020.